Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) credit_facility subsidiary vessel	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Reduction in 2020	$ 156.8
Reduction in 2021	$ 346.4
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Reduction in 2021	$ 105.4
Line of Credit
Debt Instrument [Line Items]
Number of vessels | vessel	2
Line of Credit | Financial Guarantee
Debt Instrument [Line Items]
Number of subsidiaries | subsidiary	2
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Borrowings provided under revolving credit facilities	$ 400.4	$ 354.8
Undrawn amount of revolving credit facilities	$ 235.4	$ 254.8
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.40%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1